SCHEDULE OF ASSUMPTIONS USED (Details) - $ / shares	6 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Oct. 31, 2021	Oct. 31, 2020
Risk free rate of interest, minimum	1.34%	0.20%	0.20%	0.43%
Risk free rate of interest, maximum	2.59%	1.07%	1.07%	1.51%
Expected life of options	5 years			5 years
Expected annualized volatility, minimum	134.93%	130.88%	130.88%	120.13%
Expected annualized volatility, maximum	136.08%	140.05%	140.05%	188.46%
Expected dividend rate
Minimum [Member]
Expected life of options		2 years	2 years
Exercise price of options	$ 0.40	$ 0.13	$ 0.13	$ 0.11
Maximum [Member]
Expected life of options		5 years	5 years
Exercise price of options	$ 0.58	$ 0.70	$ 0.70	$ 0.16